Income Taxes (Changes in Gross Amounts of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 11,585	$ 10,775
Additions based on tax positions related to the current year	4,448	2,024
Additions for tax positions of prior years		1,244
Settlements with taxing authorities		(1,891)
Reductions due to lapse of statute of limitations		(296)
Increase (decrease) from currency translation	(31)	(271)
Ending balance	$ 16,002	$ 11,585